Taxes on Income (Composition) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Current taxes	$ 70	$ 91	$ 53
Deferred taxes	(43)	61	76
Taxes in respect of prior years	(2)	(5)	0
Income taxes	$ 25	$ 147	$ 129